Combined Statements of Equity - USD ($) $ in Thousands	Parent's investment	Retained earnings (deficit)	Accumulated other comprehensive earnings (loss)	Noncontrolling interest in equity of subsidiaries	Total
Beginning Balance at Dec. 31, 2020	$ 702,442	$ (381,920)	$ (22,504)		$ 298,018
Net Income (Loss)		(13,006)			(13,006)
Other comprehensive earnings (loss)			3,595		3,595
Stock-based compensation	12,358				12,358
Withholding taxes on net share settlements of stock-based compensation	(372)				(372)
Issuance of Liberty Braves common stock upon exercise of stock options	5,661				5,661
Other	(66)	35			(31)
Ending Balance at Dec. 31, 2021	720,023	(394,891)	(18,909)		306,223
Net Income (Loss)		40,664			40,664
Other comprehensive earnings (loss)			(2)		(2)
Stock-based compensation	6,126				6,126
Other	151	(18)			133
Ending Balance at Jun. 30, 2022	726,300	(354,245)	(18,911)		353,144
Beginning Balance at Dec. 31, 2021	720,023	(394,891)	(18,909)		306,223
Net Income (Loss)		(34,172)			(34,172)
Other comprehensive earnings (loss)			15,151		15,151
Stock-based compensation	12,233				12,233
Withholding taxes on net share settlements of stock-based compensation	(600)				(600)
Issuance of Liberty Braves common stock upon exercise of stock options	693				693
Other	1	(19)			(18)
Ending Balance at Dec. 31, 2022	732,350	(429,082)	(3,758)		299,510
Beginning Balance at Mar. 31, 2022	723,157	(417,944)	(18,909)		286,304
Net Income (Loss)		63,699			63,699
Other comprehensive earnings (loss)			(2)		(2)
Stock-based compensation	3,063				3,063
Other	80				80
Ending Balance at Jun. 30, 2022	726,300	(354,245)	(18,911)		353,144
Beginning Balance at Dec. 31, 2022	732,350	(429,082)	(3,758)		299,510
Net Income (Loss)		(86,889)			(86,889)
Other comprehensive earnings (loss)			(298)		(298)
Stock-based compensation	6,294				6,294
Tax sharing adjustment with Parent	(7,354)				(7,354)
Contribution from noncontrolling interest				$ 11,289	11,289
Other	(670)				(670)
Ending Balance at Jun. 30, 2023	730,620	(515,971)	(4,056)	11,289	221,882
Beginning Balance at Mar. 31, 2023	727,287	(487,058)	(3,758)	6,645	243,116
Net Income (Loss)		(28,913)			(28,913)
Other comprehensive earnings (loss)			(298)		(298)
Stock-based compensation	3,153				3,153
Contribution from noncontrolling interest				4,644	4,644
Other	180				180
Ending Balance at Jun. 30, 2023	$ 730,620	$ (515,971)	$ (4,056)	$ 11,289	$ 221,882